Basis for the Preparation of Financial Statements and Applicable Accounting Standards - Additional Information (Detail) $ in Thousands		1 Months Ended		12 Months Ended
	Oct. 01, 2021	Aug. 31, 2022 ARS ($)	Jun. 30, 2022 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021
Basis for preparation of financial statements and applicable accounting standards [line items]
Inflation rate				94.79	50.94
Proportion of ownership interest in subsidiary	24.99%
Federal Government Bonds in Pesos [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at fair value through profit or loss			$ 88,734,390
Investments maturity Date			Jul. 29, 2022
Federal Government Treasury Bonds Linked to Dollar [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at fair value through profit or loss		$ 48,064,512
Investments maturity Date		Apr. 28, 2023
Investments Interest Rate		0.30%
Letters of National Estate in Pesos [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Investments maturity Date			Aug. 16, 2022
Class B shares [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Proportion of ownership interest in subsidiary	49.9939%
Minimum Average Term [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Percentage of participating interest				50.00%
Sud Asesores [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Percentage of voting equity interests acquired				100.00%
Equity interests of acquirer				$ 34,063